REVENUE	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
REVENUE

21. REVENUE

Disaggregated Revenues

The Company disaggregates revenue by timing of revenue recognition, that is, at a point in time and revenue over time. During the year ended December 31, 2023, the Company recognized $465,777 (2022 - $552,748, 2021 - $209,100) from non-recurring engineering services. The revenue is recognized over time.